Supplement to the
Strategic Advisers® Multi-Manager
Target Date Funds
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

OLF-15-02  October 1, 2015
1.9584471.106

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Strategic Advisers® Multi-Manager Income Fund (FEBPX), Strategic Advisers Multi-Manager 2005 Fund (FEHPX),
Strategic Advisers Multi-Manager 2010 Fund (FEMPX), Strategic Advisers Multi-Manager 2015 Fund (FEJPX),
Strategic Advisers Multi-Manager 2020 Fund (FEKPX), Strategic Advisers Multi-Manager 2025 Fund (FEDPX),
Strategic Advisers Multi-Manager 2030 Fund (FECPX), Strategic Advisers Multi-Manager 2035 Fund (FENPX),
Strategic Advisers Multi-Manager 2040 Fund (FEWPX), Strategic Advisers Multi-Manager 2045 Fund (FEZPX),
Strategic Advisers Multi-Manager 2050 Fund (FEYPX), Strategic Advisers Multi-Manager 2055 Fund (FESPX),
and Strategic Advisers Multi-Manager 2060 Fund (FNJPX)

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

OLFB-15-01  October 1, 2015
1.9585673.104

Supplement to the
Strategic Advisers® Multi-Manager Target Date Funds
Class L and Class N
May 30, 2015
Prospectus

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the fund. All references to Strategic Advisers, Inc. in the prospectus are replaced with FMR Co., Inc.

OLF-L-OLF-N-15-02  October 1, 2015
1.9586099.103

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Fund	Class L	Class N
Strategic Advisers® Multi-Manager Income Fund	FMJPX	FMJQX
Strategic Advisers Multi-Manager 2005 Fund	FMJRX	FMJSX
Strategic Advisers Multi-Manager 2010 Fund	FMJTX	FMJUX
Strategic Advisers Multi-Manager 2015 Fund	FMJVX	FMJWX
Strategic Advisers Multi-Manager 2020 Fund	FMJYX	FMJZX
Strategic Advisers Multi-Manager 2025 Fund	FMJAX	FMJBX
Strategic Advisers Multi-Manager 2030 Fund	FMJIX	FMJJX
Strategic Advisers Multi-Manager 2035 Fund	FMJCX	FMJEX
Strategic Advisers Multi-Manager 2040 Fund	FJMVX	FMJKX
Strategic Advisers Multi-Manager 2045 Fund	FMJFX	FMJGX
Strategic Advisers Multi-Manager 2050 Fund	FMJLX	FMJMX
Strategic Advisers Multi-Manager 2055 Fund	FMJNX	FMJOX
Strategic Advisers Multi-Manager 2060 Fund	FCMMX	FNPQX

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2015

Effective October 1, 2015, FMR Co., Inc. serves as investment adviser for the funds. All references to Strategic Advisers, Inc. in the Statement of Additional Information are replaced with FMR Co., Inc.

OLF-L-OLF-NB-15-01  October 1, 2015
1.9587292.104